Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, except for the events mentioned below, the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.

Construction Dispute

On January 9, 2025, Tianjin Geological Engineering Survey and Design Institute Co., Limited. (“Tianjin Geological Engineering”) filed proceedings with us involving in a construction survey contract dispute. Tianjin Geological Engineering is claiming unpaid survey fees and accrued interest totaling US$87 thousand. The Group considered the possibility of the Group to bear the obligation of this survey fees is less likely than not as at the date of the Company’s consolidated financial statements issuance.

Joint Venture with W Motors

On January 14, 2025, the Company entered into a Joint Venture Agreement (the “JV Agreement”) with W Motors to establish a joint venture company (the “JV Company”) to engage in the businesses of automobile modification and customizations, vehicle distribution, sale of after-sales auto parts and provision of car services.

The JV Agreement outlines the structure and operations of the new JV Company. Pursuant to the JV Agreement, NWTN will hold a majority stake of 51% in the JV Company, while W Motors will hold the remaining 49%. As part of their contributions, NWTN will provide intellectual property valued at US$100 million, including patents, software, and related technologies. W Motors, on the other hand, will contribute its existing police vehicle and modification business, encompassing market channels, contracts, and equipment, valued at US$100 million.

Pursuant to the JV Agreement, the JV Company will have a Board of Directors appointed by both parties, with NWTN appointing the Chairperson and a total of 3 directors (including the Chairperson) and W Motors appointing a total of 2 directors. W Motors will appoint the General Manager of the JV Company, while NWTN and W Motors will jointly nominate the Chief Financial Officer. Financial management of the JV Company will be conducted independently, adhering to applicable accounting standards. Profits will be distributed in proportion to shareholding after deducting taxes and statutory reserves. Both parties will receive quarterly financial reports to ensure transparency and proper oversight.

As of the date of this annual report, the JV Company has not yet been formally established. Upon formation, the Company will evaluate the appropriate accounting treatment for its investment in the JV Company in accordance with ASC 323 Investments — Equity Method and Joint Ventures. This evaluation will consider whether the investment should be accounted for under the equity method or consolidated, based on the final governance structure and the degree of control the Company is determined to have.